---------------------
              DEAR ANCHOR PATHWAY INVESTOR:

             We are pleased to offer the following report on the Anchor Pathway
              Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covers the 12 months ended February 28, 2001. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC REVIEW

             What had been a technology-related correction in the year 2000 turned into a global market rout that left few market segments unscathed. Despite aggressive interest-rate easing by the U.S. Federal Reserve Board, the equity markets of developed countries followed the U.S. into negative territory with a series of disappointing corporate earnings announcements and evidence of a deepening slowdown in the global economy.

                The U.S. Federal Reserve moved quickly to stem the economic slowdown with two cuts in short-term rates in January, and another 50-basis-point cut in March. With the exception of the European Central Bank (ECB), central banks around the world followed suit. Many economists hoped that with lower oil prices and European tax reduction measures already in place, the euro-zone could sustain adequate growth despite the U.S. slowdown. While euro-zone growth slowed somewhat with the U.S., inflation remained above 2%, further encouraging the ECB to stand pat. Japan, however, backtracked in what had been a fragile economic recovery. Rising political uncertainty, few fiscal options, and a still-weak consumer sector contributed to the problems for Japan's banks, which continue to buckle under the weight of problem loans and a stock market plunging to 16-year lows. In late March, the Bank of Japan indicated it would again manage interest rates down to near-zero levels which, combined with government buying of equities and hopes of renewed attention to troubled banks, prompted a brief rally on the Nikkei.

                Unlike the correction in 2000, which decimated many of the more speculative areas of the markets, selling hurt higher-quality companies in the technology and telecommunications areas as well as the pharmaceutical, food and beverage, energy, and financial companies that had once offered a safe haven to investors. A guilt-by-association environment took over in areas such as wireless communications, where the problems of weaker players brought down the stock prices of market leaders. Although there were few places to hide, good relative returns could be found in automobile industry, U.S. cable companies, U.S. financials, and even in certain names in the beaten-down semiconductor area.

                Here are brief comments on the investment activities of each series:

             THE GROWTH SERIES returned -14.5% for the 12 months ended February
              28, after gaining 58.1% during the previous year. The Growth Series fared better than most growth funds, which tend to have heavy exposure to NASDAQ. The fund held stakes in some networking, semiconductor and software companies but had not invested in the speculative Internet stocks that were hit the hardest, and thus avoided the worst of the technology downturn. Early in the year, the fund increased its holdings in pharmaceutical companies, which held up well during the year. We believed these firms became undervalued after losing ground amid fears of government regulation. Toward year-end, the fund increased its holdings in insurance companies for the first time in many years.

                                                           ---------------------

---------------------

             THE INTERNATIONAL SERIES had a difficult year returning -22.3% for the year ended February 28, after a 65.4% gain during the previous year. In addition to global stock market losses, most foreign currencies declined, exacerbating losses when expressed in U.S. dollars. The Euro had lost about 30% in 22 months before staging a rally at the end of the year. In Asia, markets in Japan, Hong Kong and South Korea were all down sharply. With stock prices sliding, we increased our cash position to 16.6%, lowering our exposure in Europe to 39.7% from 48.9% last year, while increasing our exposure in the Asia/Pacific Rim region to 28.8% from 18.2%.

             THE GROWTH-INCOME SERIES returned 18.1% for the year ended February
              28. As the Internet bubble propelled both the NASDAQ and the tech-heavy S&P 500 to new heights early in the year, we maintained a 13-15% cash reserve with the expectation of taking advantage of more attractive investment opportunities later. While the fund invests in technology stocks, emphasizing well-established firms with solid track records, it did not invest in many of the more speculative tech-related stocks during their run-up, and was not caught when they declined precipitously from March 2000 to the end of the year. Despite the market's volatility, we made only minor adjustments among our holdings. This cautious approach reflects our philosophy of investing for long-term gain, not trading for short-term advantage.

             THE ASSET ALLOCATION SERIES returned 15.1% for the 12 months ended
              February 28. With equity markets less than attractive for most of the year, the fund's overall balance of stocks and bonds changed little during 2000. At the end of the year, about 60% of assets were invested in equities or equity-like securities and 40% in fixed-income holdings and cash. The fund's fixed-income securities are predominantly investment-grade bonds, which increased in value and helped offset losses in the fund's equity holdings. While a number of its holdings declined in value during 2000, Asset Allocation Series' concentration on large, blue chip companies, such as Household International and United Technologies, helped it post a very favorable return.

             THE HIGH-YIELD BOND SERIES returned 8.0% for the 12 months ended
              February 28. In a period of declining high-yield bond prices, the funds' holdings helped support a positive return at the close of the 12-month period. As central banks around the world pushed interest rates higher, economic growth slowed, the business outlook deteriorated and most high-yield bond prices fell. The prices of high-yield bonds are closely tied to the fortunes of the individual companies that issue the debt, and a slowing economy or lower corporate profits leads to lower bond prices. This year, the market also suffered from an imbalance of supply and demand. In recent years, many companies took advantage of lower interest rates to raise capital in the high-yield market, vastly increasing the supply of high-yield bonds. But buyers became more difficult to find when interest rates began to rise, the economy cooled and the prospects for these leveraged companies dimmed. In this environment, the most speculative companies in newer industries suffered the most. Seasoned industries such as broadcasting, publishing and leisure, in which the fund has substantial holdings, outpaced the market.

             THE U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES returned 13.0% for the 12 month period ended February 28. Prices of high-quality bonds rose when demand increased and the supply diminished. Investors wanted high-quality bonds as a safe haven from falling equity prices. At the same time, the supply of 30-year Treasury bonds declined after the Treasury Department announced it would begin buying back existing bonds to reduce the national debt. The fund's holdings consist almost entirely of U.S. Treasury and government agency bonds, and thus benefited from the appreciation in high-quality bond prices.
---------------------
 2

---------------------

             THE CASH MANAGEMENT SERIES provided a 12-month return of 5.8%
              through February 28. Many investors choose to keep a portion of their assets in cash for buying opportunities and as a counter-balance to their stock and bond holdings. The value of this strategy was evident during the past year.

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer.

                We look forward to reporting to you again in six months.

              Sincerely,

              /s/ JAY S. WINTROB
              Jay S. Wintrob
              President and Chief Executive Officer
              Anchor National Life Insurance Company and
              First SunAmerica Life Insurance Company

              April 12, 2001
              --------------------------------

           Performance figures quoted are for the Anchor Pathway Fund, therefore, they are not net of the fees and charges associated with the variable annuity. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds, are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other series, is not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                                          VALUE
                                          COMMON STOCK -- 89.6%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 27.4%
                       Data Processing & Reproduction -- 4.0%
                       Acxiom Corp.+...............................................       40,000        $  1,115
                       BEA Systems, Inc.+..........................................       75,000           2,878
                       Cadence Design Systems, Inc.+...............................      100,000           2,535
                       Compaq Computer Corp. ......................................      232,500           4,696
                       Intuit, Inc.+...............................................      120,000           4,935
                       Mentor Graphics Corp.+......................................      120,000           2,940
                       Microsoft Corp.+............................................      115,000           6,785
                       Oracle Corp.+...............................................      250,000           4,750
                       PeopleSoft, Inc.+...........................................       65,000           2,096
                       Silicon Graphics, Inc.+.....................................      300,000           1,389
                       Structural Dynamics Research Corp.+.........................      150,000           1,988
                       Vignette Corp.+.............................................      125,000             770

                       Electronic Components -- 17.8%
                       Adaptec, Inc.+..............................................      215,000           2,352
                       Altera Corp.+...............................................      100,000           2,312
                       Analog Devices, Inc.+.......................................      973,332          36,305
                       Applied Materials, Inc.+....................................      405,000          17,111
                       Applied Micro Circuits Corp. ...............................      175,000           4,681
                       Broadcom Corp. .............................................       75,000           3,694
                       Corning, Inc. ..............................................      175,000           4,742
                       Corvis Corp.+...............................................        4,400              46
                       EMC Corp.+..................................................      125,000           4,970
                       Intel Corp. ................................................       65,000           1,857
                       JDS Uniphase Corp.+.........................................      200,000           5,350
                       Juniper Networks, Inc.+.....................................       65,000           4,197
                       KLA-Tencor Corp.+...........................................      100,000           3,575
                       Linear Technology Corp. ....................................      175,000           6,934
                       LSI Logic Corp.+............................................      400,000           6,444
                       Maxim Integrated Products, Inc.+............................       20,000             923
                       Microchip Technology, Inc.+.................................      337,500           8,058
                       Micron Technology, Inc.+....................................       90,000           3,080
                       MIPS Technologies, Inc., Class B+...........................       41,574           1,315
                       ONI Systems Corp.+..........................................          800              27
                       PMC Sierra, Inc.+...........................................      215,000           7,202
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR+...........       40,000             753
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............      460,000           1,280
                       Texas Instruments, Inc. ....................................    1,200,000          35,460
                       Xilinx, Inc.+...............................................       95,000           3,693

                       Electronic Instruments -- 5.6%
                       Park Electrochemical Corp. .................................      280,800           8,284
                       Rogers Corp.+...............................................      218,400           7,764
                       SCI Systems, Inc.+..........................................      400,000           8,188
                       Solectron Corp.+............................................    1,040,000          28,340
                                                                                                        ---------
                                                                                                         255,814
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 5.9%
                       Beverages & Tobacco -- 1.6%
                       Coca-Cola Co. ..............................................      100,000        $  5,303
                       Coca-Cola West Japan Co., Ltd. .............................      110,000           2,297
                       Philip Morris Cos., Inc. ...................................      160,000           7,709

                       Food & Household Products -- 0.4%
                       Dole Food Co., Inc. ........................................  210,000....           3,465

                       Health & Personal Care -- 3.9%
                       AstraZeneca PLC.............................................      100,000           4,550
                       Bristol-Myers Squibb Co. ...................................       70,000           4,439
                       Cardinal Health, Inc. ......................................       45,000           4,568
                       HCA Healthcare Co. .........................................       84,000           3,326
                       Pfizer, Inc. ...............................................      275,000          12,375
                       Pharmacia Corp. ............................................      146,100           7,553
                                                                                                        ---------
                                                                                                          55,585
                                                                                                        ---------
                       ENERGY -- 2.5%
                       Energy Sources -- 2.2%
                       Enterprise Oil PLC ADR......................................      300,000           2,742
                       EOG Resources, Inc. ........................................      150,000           6,540
                       Murphy Oil Corp. ...........................................       80,000           5,037
                       Pogo Producing Co. .........................................      227,500           5,999

                       Utilities: Electric, Gas & Water -- 0.3%
                       Questar Corp. ..............................................      100,000           2,740
                                                                                                        ---------
                                                                                                          23,058
                                                                                                        ---------
                       FINANCE -- 11.1%
                       Banking -- 0.7%
                       Charter One Financial, Inc. ................................      235,460           6,725

                       Financial Services -- 2.5%
                       Capital One Financial Corp. ................................      133,200           7,359
                       Federal National Mortgage Association.......................      120,000           9,564
                       Household International, Inc. ..............................      110,000           6,371

                       Insurance -- 7.9%
                       Berkshire Hathaway, Inc., Class A+..........................          425          29,878
                       Marsh & McLennan Cos., Inc. ................................      175,000          18,725
                       Progressive Corp. ..........................................      150,000          14,850
                       XL Capital Ltd., Class A....................................      130,000           9,881
                                                                                                        ---------
                                                                                                         103,353
                                                                                                        ---------
                       MATERIALS -- 1.1%
                       Chemicals -- 0.5%
                       Valspar Corp. ..............................................      122,000           3,996

                       Forest Products & Paper -- 0.6%
                       Sealed Air Corp.+...........................................      150,000           5,872
                                                                                                        ---------
                                                                                                           9,868
                                                                                                        ---------
                       SERVICES -- 41.6%
                       Broadcasting & Publishing -- 23.2%
                       AOL Time Warner, Inc.+......................................    1,076,250          47,387
                       AT&T Corp.-Liberty Media Corp., Class A+....................      175,000           2,572
                       BHC Communications, Inc., Class A...........................        5,821             796
                       Clear Channel Communications, Inc.+.........................      403,800          23,077
                       CNET Networks, Inc.+........................................      150,000           1,866
                       Comcast Corp., Class A......................................      450,000          19,491
                       Fox Entertainment Group, Inc., Class A+.....................      600,000          14,340
                       News Corp., Ltd. ADR........................................      680,000          24,854

---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Broadcasting & Publishing (continued)
                       Terra Networks SA...........................................      424,725        $  4,858
                       UnitedGlobalCom, Inc., Class A+.............................       50,000             791
                       USA Networks, Inc.+.........................................      753,000          17,742
                       Viacom, Inc., Class B+......................................      820,000          40,754
                       Walt Disney Co. ............................................      600,000          18,570

                       Business & Public Services -- 7.2%
                       Allied Waste Industries, Inc.+..............................      350,000           5,652
                       Ariba, Inc.+................................................      300,000           4,950
                       Cendant Corp.+..............................................      400,000           5,232
                       FedEx Corp.+................................................      400,000          16,372
                       I2 Technologies, Inc.+......................................       75,000           2,016
                       iXL Enterprises, Inc. ......................................      204,700             256
                       Redback Networks, Inc.+.....................................       65,000           2,006
                       Sabre Holdings Corp. .......................................      166,209           7,167
                       TMP Worldwide, Inc.+........................................      150,000           7,847
                       Waste Management, Inc. .....................................      200,000           5,074
                       Yahoo!, Inc.+...............................................      450,000          10,715

                       Cellular & Paging -- 1.5%
                       AT&T Wireless Group.........................................       30,000             630
                       Crown Castle International Corp.+#..........................       61,300           1,540
                       Nextel Communications, Inc., Class A+.......................       45,000           1,083
                       Vodafone Group PLC..........................................    3,458,917           9,376
                       Vodafone Group PLC ADR......................................       62,000           1,693

                       Leisure & Tourism -- 2.4%
                       Carnival Corp., Class A.....................................      500,000          16,670
                       Starbucks Corp.+............................................      120,000           5,715

                       Merchandising -- 1.8%
                       Consolidated Stores Corp.+..................................        8,400             130
                       Lowe's Cos., Inc. ..........................................       95,000           5,309
                       Sunglass Hut International, Inc.+...........................      734,000           8,304
                       The Limited, Inc. ..........................................      160,474           2,832

                       Telecommunications -- 2.2%
                       CoreExpress, Inc.*..........................................      364,196           4,500
                       Ericsson L.M. Telecommunications Co., Class B ADR...........      325,000           2,691
                       Nokia Corp. ADR.............................................      325,000           7,150
                       NTL, Inc.+..................................................      225,000           5,848

                       Transportation: Airlines -- 3.3%
                       AMR Corp.+..................................................      230,000           7,648
                       Delta Air Lines, Inc. ......................................       20,000             842
                       Southwest Airlines Co. .....................................    1,223,438          22,756
                                                                                                        ---------
                                                                                                         389,102
                                                                                                        ---------
                       OTHER COMMON STOCK -- 0.0%..................................                          144
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $625,960)..........................                      836,924
                                                                                                        ---------
                                                          PREFERRED STOCK -- 1.1%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.1%
                       Broadcasting & Publishing -- 1.1%
                       News Corp., Ltd. ADR (cost $2,313)..........................      340,000          10,870
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $628,273).................                      847,794
                                                                                                        ---------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 9.1%                  (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.8%
                       Alcoa, Inc. 5.52% due 3/29/01...............................    $   6,560        $  6,532
                       General Electric Capital Corp. 5.50% due 3/01/01............       13,590          13,590
                       John Hancock Capital Corp. 5.40% due 3/23/01................        5,100           5,083
                       Marsh USA, Inc. 5.32% due 4/09/01...........................        4,200           4,176
                       Merck & Co., Inc. 5.35% due 3/22/01.........................       10,000           9,968
                       Park Avenue Recreation Corp. 5.49% due 3/16/01..............        4,400           4,390
                       Preferred Receivables Funding Corp. 5.70% due 3/05/01.......       19,200          19,188
                       Target Corp. 5.66% due 3/02/01..............................       10,000           9,998
                                                                                                        ---------
                                                                                                          72,925
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 1.3%
                       Federal National Mortgage Association Discount Notes 5.40%
                         due 3/29/01...............................................       10,300          10,257
                       Federal National Mortgage Association Discount Notes 6.28%
                         due 3/08/01...............................................        1,700           1,698
                                                                                                        ---------
                                                                                                          11,955
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $84,880)..................                       84,880
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $713,153)                                       99.8%                             $932,674
                       Other assets less liabilities --                         0.2                                 1,521
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $934,195
                                                                             =======                             =========

              -----------------------------

              +  Non-income producing security

              *  Fair valued security; See Note 2

              # Security represents an investment in an affiliated company

              ADR - American Depository Receipt

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                                          VALUE
                                          COMMON STOCK -- 83.4%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       AUSTRALIA -- 5.5%
                       Foster's Brewing Group Ltd. (Consumer Goods)................     1,100,000       $  2,774
                       News Corp., Ltd. ADR (Services).............................       100,000          3,655
                       Westpac Banking Corp., Ltd. (Finance).......................       580,483          4,280
                                                                                                        ---------
                                                                                                          10,709
                                                                                                        ---------
                       BELGIUM -- 0.8%
                       Groupe Bruxelles Lambert (Finance)..........................         5,392          1,546
                                                                                                        ---------
                       BRAZIL -- 3.1%
                       Centrais Geradoras do Sul do Brasil SA ADR (Energy)+........        18,300            145
                       Companhia Paranaense de Energia (Energy)....................   118,055,000            946
                       Petroleo Brasileiro SA ADR (Energy)+........................       170,000          4,850
                                                                                                        ---------
                                                                                                           5,941
                                                                                                        ---------
                       CANADA -- 1.2%
                       Bombardier, Inc. (Capital Equipment)........................       110,000          1,575
                       Nortel Networks Corp. (Capital Equipment)...................        44,000            814
                                                                                                        ---------
                                                                                                           2,389
                                                                                                        ---------
                       DENMARK -- 0.9%
                       Novo-Nordisk A/S (Consumer Goods)...........................         9,200          1,811
                                                                                                        ---------
                       FINLAND -- 3.4%
                       Nokia Oyj (Capital Equipment)...............................       124,800          2,826
                       UPM-Kymmene Oyj (Materials).................................       123,000          3,736
                                                                                                        ---------
                                                                                                           6,562
                                                                                                        ---------
                       FRANCE -- 4.9%
                       Aventis SA (Consumer Goods).................................        25,000          2,020
                       Groupe Danone (Consumer Goods)..............................        19,000          2,629
                       Total Fina Elf SA, Class B (Energy).........................        33,876          4,786
                                                                                                        ---------
                                                                                                           9,435
                                                                                                        ---------
                       HONG KONG -- 3.6%
                       China Mobile Ltd. (Services)+...............................       292,000          1,595
                       Hang Seng Bank (Finance)....................................       415,000          4,935
                       Li & Fung Ltd. (Consumer Services)..........................       260,000            475
                                                                                                        ---------
                                                                                                           7,005
                                                                                                        ---------
                       ISRAEL -- 3.2%
                       Check Point Software Technologies Ltd. (Services)+..........        96,000          6,156
                                                                                                        ---------
                       ITALY -- 4.4%
                       ENI-Ente Nazionale Idrocarburi SpA (Energy).................       700,000          4,549
                       Telecom Italia Mobile SpA (Services)........................       600,000          3,965
                                                                                                        ---------
                                                                                                           8,514
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       JAPAN -- 14.5%
                       Chugai Pharmaceutical Co., Ltd. (Consumer Goods)............       445,000       $  6,392
                       Fujitsu Ltd. (Capital Equipment)............................       190,000          2,603
                       Mizuho Holding, Inc. (Finance)..............................           265          1,627
                       Nintendo Co., Ltd. (Consumer Goods).........................        11,000          1,798
                       Rohm Co., Ltd. (Capital Equipment)..........................        20,000          3,240
                       Shionogi & Co., Ltd. (Consumer Goods).......................       280,000          4,810
                       Sony Corp. (Capital Equipment)..............................        50,000          3,602
                       Sumitomo Realty & Development (Real Estate).................       785,000          3,942
                                                                                                        ---------
                                                                                                          28,014
                                                                                                        ---------
                       MEXICO -- 7.1%
                       America Movil SA de CV ADR (Services)+......................       190,400          3,408
                       Cemex SA de CV (Materials)..................................             3              0
                       Cemex SA de CV ADR (Materials)..............................       121,719          2,565
                       Grupo Televisa SA ADR (Services)+...........................        35,000          1,397
                       Telefonos de Mexico SA de CV ADR (Services).................       190,400          6,142
                       Wal-Mart de Mexico SA de CV (Services)......................        49,461            117
                                                                                                        ---------
                                                                                                          13,629
                                                                                                        ---------
                       NETHERLANDS -- 5.3%
                       Aegon NV (Finance)..........................................        70,486          2,479
                       ASM Lithography Holding NV (Capital Equipment)+.............       100,000          2,182
                       VNU NV (Services)...........................................       131,053          5,561
                                                                                                        ---------
                                                                                                          10,222
                                                                                                        ---------
                       NORWAY -- 1.7%
                       Orkla ASA (Multi-industry)..................................       160,000          3,217
                                                                                                        ---------
                       PHILIPPINES -- 0.3%
                       Philippine Long Distance Telephone Co. (Services)...........        35,000            576
                                                                                                        ---------
                       SOUTH KOREA -- 3.8%
                       Samsung Electro-Mechanics (Capital Equipment)...............        28,000            978
                       Samsung Electronics (Capital Equipment).....................        42,850          6,390
                                                                                                        ---------
                                                                                                           7,368
                                                                                                        ---------
                       SWITZERLAND -- 2.4%
                       Nestle SA (Consumer Goods)..................................         2,125          4,653
                                                                                                        ---------
                       TAIWAN -- 1.2%
                       Taiwan Semiconductor Manufacturing Co., Ltd.(Capital
                         Equipment)................................................       811,000          2,256
                                                                                                        ---------
                       UNITED KINGDOM -- 16.1%
                       AstraZeneca PLC (Consumer Goods)............................        37,900          1,723
                       AstraZeneca PLC (Consumer Goods)............................       191,027          8,691
                       Baltimore Technologies PLC (Services)+......................        16,100             59
                       GKN PLC (Consumer Goods)....................................       460,000          5,346
                       PowerGen PLC (Energy).......................................       593,100          5,592
                       ScottishPower PLC (Energy)..................................       132,240            912
                       Shell Transport & Trading Co. ADR (Energy)..................        75,000          3,683
                       Vodafone Group PLC (Services)...............................     1,854,363          5,026
                                                                                                        ---------
                                                                                                          31,032
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $147,396)..........................                      161,035
                                                                                                        ---------


---------------------

                                                                                                          VALUE
                       WARRANTS -- 0.0%+                                                WARRANTS      (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MEXICO -- 0.0%
                       Cemex SA de CV ADR 12/13/02 (Materials) (cost $12)..........         7,268       $     12
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $147,408).................                      161,047
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                                      SHORT-TERM SECURITIES -- 15.1% (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.6%
                       Asset Securitization Cooperative Corp. 5.46% due 3/19/01....   $     1,100          1,097
                       BMW US Capital Corp. 5.40% due 3/01/01......................         3,500          3,500
                       Electronic Data Systems Corp. 5.15% due 4/06/01.............         2,500          2,487
                       KFW International Finance, Inc. 6.30% due 3/09/01...........         2,700          2,696
                       Lloyds Bank PLC 5.43% due 3/26/01...........................         1,000            996
                       National Australia Funding Delaware, Inc. 5.46% due
                         3/05/01...................................................         3,800          3,798
                                                                                                        ---------
                                                                                                          14,574
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 7.5%
                       Federal Farm Credit Bank Discount Notes 5.12% due 6/15/01...         4,200          4,141
                       Federal Home Loan Bank Discount Notes 5.48% due 3/28/01.....         4,300          4,282
                       Federal Home Loan Mortgage Discount Notes 6.15% due
                         3/01/01...................................................         1,803          1,803
                       Federal National Mortgage Association Discount Notes 5.36%
                         due 4/12/01...............................................         3,000          2,981
                       Federal National Mortgage Association Discount Notes 6.28%
                         due 3/08/01...............................................         1,300          1,299
                                                                                                        ---------
                                                                                                          14,506
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $29,076)..................                       29,080
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $176,484)                                       98.5%                             $190,127
                       Other assets less liabilities --                         1.5                                 2,915
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $193,042
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                                          VALUE
                       COMMON STOCK -- 86.5%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 15.5%
                       Aerospace & Military Technology -- 3.1%
                       Lockheed Martin Corp. ......................................      237,300        $  8,889
                       Raytheon Co., Class A.......................................      118,900           3,919
                       Raytheon Co., Class B.......................................      100,000           3,321
                       United Technologies Corp. ..................................      105,800           8,243

                       Construction & Housing -- 0.5%
                       Vivendi Universal SA ADR....................................       56,000           3,539

                       Data Processing & Reproduction -- 4.6%
                       Cadence Design Systems, Inc.+...............................      150,000           3,802
                       Compaq Computer Corp. ......................................      100,000           2,020
                       Computer Associates International, Inc. ....................      125,000           3,899
                       Dell Computer Corp.+........................................       80,000           1,750
                       Hewlett-Packard Co. ........................................      260,000           7,501
                       International Business Machines Corp. ......................       25,000           2,498
                       Microsoft Corp.+............................................       75,000           4,425
                       Palm, Inc.+.................................................       80,000           1,390
                       Storage Technology Corp.+...................................      425,000           4,356
                       Sun Microsystems, Inc. .....................................       71,100           1,413
                       Xerox Corp. ................................................      550,000           3,322

                       Electrical & Electronics -- 1.3%
                       Cisco Systems, Inc.+........................................      100,000           2,369
                       Harris Corp. ...............................................       70,000           1,757
                       Lucent Technologies, Inc. ..................................       30,000             348
                       York International Corp. ...................................      179,100           5,731

                       Electronic Components -- 2.7%
                       Applied Materials, Inc.+....................................       30,000           1,268
                       Corning, Inc. ..............................................      160,000           4,336
                       LSI Logic Corp.+............................................      150,000           2,417
                       Micrel, Inc.+...............................................       75,000           2,109
                       MIPS Technologies, Inc., Class B+...........................       40,797           1,290
                       Rockwell International Corp. ...............................       57,900           2,661
                       Sanmina Corp. ..............................................      100,000           2,981
                       Texas Instruments, Inc. ....................................      160,000           4,728

                       Electronic Instruments -- 0.3%
                       SCI Systems, Inc.+..........................................      125,000           2,559

                       Energy Equipment -- 0.3%
                       Axcelis Technologies, Inc.+.................................       35,370             326
                       Schlumberger Ltd. ..........................................       30,000           1,913

                       Industrial Components -- 0.3%
                       Dana Corp. .................................................       50,000             846
                       TRW, Inc. ..................................................       40,000           1,562

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT (continued)
                       Machinery & Engineering -- 2.4%
                       Caterpillar, Inc. ..........................................       70,000        $  2,912
                       CNH Global NV...............................................      200,000           1,640
                       Deere & Co. ................................................       94,600           3,850
                       Ingersoll-Rand Co. .........................................      200,000           8,670
                       Pall Corp. .................................................      100,000           2,287
                                                                                                        ---------
                                                                                                         122,847
                                                                                                        ---------
                       CONSUMER GOODS -- 14.3%
                       Beverages & Tobacco -- 1.6%
                       Philip Morris Cos., Inc. ...................................      200,000           9,636
                       UST, Inc. ..................................................      100,000           2,884

                       Food & Household Products -- 2.9%
                       Campbell Soup Co. ..........................................      150,000           4,490
                       General Mills, Inc. ........................................      100,000           4,485
                       Heinz (H.J.) Co. ...........................................      105,000           4,471
                       Sara Lee Corp. .............................................      450,000           9,760

                       Health & Personal Care -- 8.3%
                       Applera Corp. -- Applied Biosystems Group...................       40,000           2,764
                       AstraZeneca PLC ADR.........................................       50,000           2,313
                       Avon Products, Inc. ........................................      269,800          11,456
                       Bristol-Myers Squibb Co. ...................................      140,000           8,877
                       Cardinal Health, Inc. ......................................       60,000           6,090
                       Kimberly-Clark Corp.........................................      100,000           7,150
                       Merck & Co., Inc. ..........................................      100,000           8,020
                       Pfizer, Inc. ...............................................      100,000           4,500
                       Schering-Plough Corp. ......................................      100,000           4,025
                       Scios, Inc.+................................................      100,000           1,756
                       Sepracor, Inc.+.............................................       73,887           3,838
                       Service Corp. International+................................      600,000           2,142
                       UnitedHealth Group, Inc. ...................................       50,000           2,961

                       Recreation & Other Consumer Products -- 0.8%
                       Pennzoil-Quaker State Co. ..................................      450,000           6,273

                       Textiles & Apparels -- 0.7%
                       Nike, Inc., Class B.........................................       50,000           1,952
                       V.F. Corp. .................................................      100,000           3,609
                                                                                                        ---------
                                                                                                         113,452
                                                                                                        ---------
                       ENERGY -- 7.1%
                       Energy Sources -- 4.5%
                       Ashland, Inc. ..............................................       48,800           1,894
                       Conoco, Inc., Class A.......................................      132,000           3,729
                       Conoco, Inc., Class B.......................................       49,138           1,415
                       Devon Energy Corp. .........................................       70,000           3,990
                       Petro-Canada................................................      200,000           4,708
                       Phillips Petroleum Co. .....................................       60,000           3,199
                       Texaco, Inc. ...............................................      150,000           9,615
                       Ultramar Diamond Shamrock Corp. ............................       51,000           1,856
                       Unocal Corp. ...............................................      100,000           3,526
                       Valero Energy Corp. ........................................       50,000           1,833

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 2.6%
                       Ameren Corp. ...............................................      100,000        $  4,217
                       Dominion Resources, Inc. ...................................       75,000           4,917
                       Duke Energy Corp. ..........................................      100,000           4,075
                       Edison International........................................      299,800           4,467
                       TECO Energy, Inc. ..........................................      100,000           2,919
                                                                                                        ---------
                                                                                                          56,360
                                                                                                        ---------
                       FINANCE -- 14.1%
                       Banking -- 7.7%
                       Bank of America Corp. ......................................      410,000          20,479
                       Bank of New York Co., Inc. .................................      100,000           5,178
                       Bank One Corp. .............................................      139,000           4,903
                       Bank Tokyo Mitsubishi Ltd. ADR..............................      100,000           1,008
                       First Union Corp. ..........................................      296,172           9,587
                       Sakura Bank Ltd. ADR........................................       35,000           2,074
                       SunTrust Banks, Inc. .......................................       50,000           3,287
                       Wells Fargo Co. ............................................      297,000          14,743

                       Financial Services -- 3.0%
                       Citigroup, Inc. ............................................       66,006           3,246
                       Household International, Inc. ..............................      271,332          15,715
                       J.P. Morgan Chase & Co. ....................................      100,000           4,666

                       Insurance -- 3.4%
                       Aetna, Inc.+................................................       55,000           2,048
                       Allmerica Financial Corp. ..................................       60,500           3,216
                       Allstate Corp. .............................................      200,000           7,972
                       American General Corp. .....................................       50,000           3,812
                       Manulife Financial Corp. ...................................      150,000           4,114
                       MGIC Investment Corp. ......................................       50,000           2,897
                       Royal & Sun Alliance Insurance Group PLC....................      450,000           3,411
                                                                                                        ---------
                                                                                                         112,356
                                                                                                        ---------
                       MATERIALS -- 5.2%
                       Chemicals -- 1.4%
                       International Flavors & Fragrances, Inc. ...................      100,000           2,021
                       Millennium Chemicals, Inc. .................................      300,000           5,370
                       PPG Industries, Inc. .......................................       65,000           3,321

                       Forest Products & Paper -- 2.3%
                       Bowater, Inc. ..............................................      135,000           6,794
                       International Paper Co. ....................................      138,816           5,228
                       Sonoco Products Co. ........................................      100,000           2,222
                       Westvaco Corp. .............................................       60,000           1,573
                       Weyerhaeuser Co. ...........................................       50,000           2,687

                       Metals: Non-ferrous -- 0.9%
                       Alcoa, Inc. ................................................      205,000           7,331

                       Metals & Minerals -- 0.6%
                       Crown, Cork & Seal Co., Inc.+ ..............................      150,000             849
                       Owens-Illinois, Inc.+.......................................      463,000           3,635
                                                                                                        ---------
                                                                                                          41,031
                                                                                                        ---------
                       MULTI-INDUSTRY -- 0.5%
                       Multi-industry -- 0.5%
                       Honeywell International, Inc. ..............................       80,000           3,737
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.9%
                       Real Estate Investment Trusts -- 0.9%
                       Boston Properties, Inc. ....................................      100,000        $  4,034
                       Equity Residential Properties Trust.........................       60,000           3,126
                       Meditrust Corp. ............................................      125,000             456
                                                                                                        ---------
                                                                                                           7,616
                                                                                                        ---------
                       SERVICES -- 28.9%
                       Broadcasting & Publishing -- 4.6%
                       AOL Time Warner, Inc.+......................................       60,000           2,642
                       Clear Channel Communications, Inc.+.........................       74,700           4,269
                       Fox Entertainment Group, Inc., Class A+.....................      150,000           3,585
                       Gannett Co., Inc. ..........................................       60,000           3,968
                       Harte-Hanks, Inc. ..........................................      205,100           4,828
                       News Corp., Ltd. ADR........................................      100,000           3,655
                       Viacom, Inc., Class B+......................................      215,000          10,686
                       Walt Disney Co. ............................................       80,000           2,476

                       Business & Public Services -- 9.0%
                       Alexander & Baldwin, Inc. ..................................      174,200           4,497
                       Allied Waste Industries, Inc.+..............................    1,075,000          17,361
                       Avery Dennison Corp. .......................................       65,200           3,456
                       Cendant Corp.+..............................................      150,000           1,962
                       Digex, Inc., Class A+.......................................       30,000             542
                       FedEx Corp.+................................................      120,000           4,912
                       Galileo International, Inc. ................................       50,000           1,137
                       Ikon Office Solutions, Inc. ................................      660,000           2,957
                       Interpublic Group of Cos., Inc. ............................      150,000           5,640
                       Pitney Bowes, Inc. .........................................      430,000          14,641
                       Savvis Communications Corp.+................................       68,000              74
                       The ServiceMaster Co. ......................................      220,000           2,361
                       United Parcel Service, Inc., Class B........................       62,800           3,550
                       Waste Management, Inc. .....................................      200,000           5,074
                       Yahoo!, Inc.+...............................................      150,000           3,572

                       Cellular & Paging -- 0.9%
                       Dobson Communications Corp., Class A+.......................      200,000           3,713
                       Nextel Communications, Inc., Class A+.......................      150,000           3,609

                       Merchandising -- 7.9%
                       Albertson's, Inc. ..........................................      365,000          10,603
                       Circuit City Stores, Inc. ..................................      545,000           8,268
                       Dillards, Inc., Class A.....................................      200,000           3,760
                       Dollar General Corp. .......................................      250,000           4,650
                       Federated Department Stores, Inc.+..........................      100,000           4,835
                       Gap, Inc. ..................................................      115,000           3,132
                       Lowe's Cos., Inc. ..........................................      175,000           9,779
                       May Department Stores Co. ..................................      210,000           8,314
                       Penney (J.C.) Co., Inc. ....................................      315,000           5,097
                       The Limited, Inc. ..........................................      200,000           3,530
                       Too, Inc.+..................................................       55,000           1,064

                       Telecommunications -- 4.6%
                       AT&T Corp. .................................................      630,000          14,490
                       Ericsson L.M. Telecommunications Co., Class B ADR...........      350,000           2,898
                       Nokia Corp. ADR.............................................      180,000           3,960
                       NorthPoint Communications Group, Inc.+......................      125,000              25
                       Qwest Communications International, Inc.+...................      100,000           3,697
                       SBC Communications, Inc. ...................................       40,000           1,908
                       Sprint Corp. ...............................................      105,000           2,348
                       Verizon Communications, Inc. ...............................      140,000           6,930

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Airlines -- 0.4%
                       Southwest Airlines Co. .....................................      150,000        $  2,790
                       Transportation: Rail & Road -- 1.5%
                       Burlington Northern Santa Fe Corp. .........................      220,300           6,611
                       CSX Corp. ..................................................       44,100           1,475
                       Norfolk Southern Corp. .....................................      215,700           3,902
                                                                                                        ---------
                                                                                                         229,233
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $609,553)..........................                      686,632
                                                                                                        ---------
                       PREFERRED STOCK -- 0.3%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.3%
                       Broadcasting & Publishing -- 0.3%
                       News Corp., Ltd. ADR (cost $1,044)..........................       80,000           2,558
                                                                                                        ---------

                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       BONDS AND NOTES -- 0.3%                                       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.3%
                       Telecommunications -- 0.3%
                       Telefonos de Mexico SA 4.25% 2004 (cost $1,606).............     $  1,660           1,992
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $612,203).................                      691,182
                                                                                                        ---------
                       SHORT-TERM SECURITIES -- 13.3%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.5%
                       Bellsouth Corp. 5.45% due 3/02/01...........................        5,000           4,999
                       Emerson Electric Co. 5.45% due 3/01/01......................       10,000          10,000
                       Marsh USA, Inc. 5.32% due 4/09/01...........................       15,000          14,914
                       Monsanto Co. 6.28% due 3/23/01..............................        3,300           3,287
                       Motiva Enterprises LLC 5.61% due 3/26/01....................        4,600           4,582
                       Pfizer, Inc. 5.32% due 4/05/01..............................        3,100           3,084
                       Preferred Receivables Funding Corp. 5.43% due 3/20/01.......        9,500           9,473
                       Preferred Receivables Funding Corp. 5.45% due 3/19/01.......        7,400           7,380
                       Wal-Mart Stores, Inc. 5.45% due 3/05/01.....................       10,000           9,994
                                                                                                        ---------
                                                                                                          67,713
                                                                                                        ---------
                       FEDERAL AGENCY OBLIGATIONS -- 4.8%
                       Federal Home Loan Bank Consolidated Discount Notes 5.47% due
                         3/16/01...................................................       11,400          11,374
                       Federal Home Loan Mortgage Discount Notes 5.38% due
                         3/13/01...................................................       13,000          12,977
                       Federal Home Loan Mortgage Discount Notes 5.36% due
                         4/12/01...................................................        4,300           4,273
                       Federal National Mortgage Association Discount Notes 6.28%
                         due 3/20/01...............................................        5,000           6,182
                       Federal National Mortgage Association Discount Notes 6.08%
                         due 3/28/01...............................................        2,794           2,781
                                                                                                        ---------
                                                                                                          37,587
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $105,300).................                      105,300
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $717,503)                                      100.4%                             $796,482
                       Liabilities in excess of other assets --                (0.4)                               (2,801)
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $793,681
                                                                             =======                             =========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                                          VALUE
                                          COMMON STOCK -- 60.0%                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 13.1%
                       Aerospace & Military Technology -- 2.2%
                       Raytheon Co., Class B.......................................      25,000         $    830
                       United Technologies Corp. ..................................      20,000            1,558

                       Data Processing & Reproduction -- 4.7%
                       Autodesk, Inc. .............................................      50,000            1,906
                       Computer Associates International, Inc. ....................      30,000              936
                       Hewlett-Packard Co. ........................................      40,000            1,154
                       International Business Machines Corp. ......................      10,000              999
                       Xerox Corp. ................................................      30,000              181

                       Electrical & Electronics -- 1.6%
                       York International Corp. ...................................      53,400            1,709

                       Electronic Components -- 0.5%
                       Corning, Inc. ..............................................      22,500              610

                       Electronic Instruments -- 0.2%
                       Agilent Technologies, Inc.+.................................       7,628              275

                       Energy Equipment -- 1.2%
                       Schlumberger Ltd. ..........................................      20,000            1,275

                       Industrial Components -- 2.7%
                       Dana Corp. .................................................      50,000              846
                       Genuine Parts Co. ..........................................      50,000            1,348
                       TRW, Inc. ..................................................      20,000              781
                                                                                                        ---------
                                                                                                          14,408
                                                                                                        ---------
                       CONSUMER GOODS -- 9.2%
                       Food & Household Products -- 2.6%
                       General Mills, Inc. ........................................      40,000            1,794
                       Sara Lee Corp. .............................................      50,000            1,085

                       Health & Personal Care -- 6.6%
                       AstraZeneca PLC.............................................      31,000            1,410
                       Bristol-Myers Squibb Co. ...................................      35,000            2,219
                       Pfizer, Inc. ...............................................      50,000            2,250
                       Pharmacia Corp. ............................................      25,000            1,293
                                                                                                        ---------
                                                                                                          10,051
                                                                                                        ---------
                       ENERGY -- 4.1%
                       Energy Sources -- 1.7%
                       Texaco, Inc. ...............................................      30,000            1,923

                       Utilities: Electric, Gas & Water -- 2.4%
                       American Electric Power Co., Inc. ..........................      24,000            1,141
                       Edison International........................................      99,900            1,489
                                                                                                        ---------
                                                                                                           4,553
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                         COMMON STOCK (CONTINUED)                        SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 14.4%
                       Banking -- 2.9%
                       Bank of America Corp. ......................................      40,000         $  1,998
                       Bank One Corp. .............................................      35,000            1,234
                       Financial Services -- 7.0%
                       Citigroup, Inc. ............................................      53,333            2,623
                       Federal National Mortgage Association.......................      20,000            1,594
                       Household International, Inc. ..............................      60,666            3,514

                       Insurance -- 4.5%
                       Allstate Corp. .............................................      45,000            1,794
                       American General Corp. .....................................      25,000            1,906
                       Aon Corp. ..................................................      35,000            1,199
                                                                                                        ---------
                                                                                                          15,862
                                                                                                        ---------
                       MATERIALS -- 2.1%
                       Forest Products & Paper -- 1.0%
                       Weyerhaeuser Co. ...........................................      20,000            1,075

                       Metals: Non-ferrous -- 1.1%
                       Alcoa, Inc. ................................................      35,000            1,251
                                                                                                        ---------
                                                                                                           2,326
                                                                                                        ---------
                       MULTI-INDUSTRY -- 1.1%
                       Multi-industry -- 1.1%
                       Dover Corp. ................................................      30,000            1,151
                                                                                                        ---------

                       SERVICES -- 15.9%
                       Broadcasting & Publishing -- 1.2%
                       New York Times Co., Class A.................................      30,000            1,326

                       Business & Public Services -- 3.1%
                       Pitney Bowes, Inc. .........................................      75,000            2,554
                       Rentokil Initial PLC ADR....................................      30,000              889

                       Leisure & Tourism -- 1.2%
                       Carnival Corp., Class A.....................................      40,000            1,334

                       Merchandising -- 5.7%
                       Albertson's, Inc. ..........................................      40,000            1,162
                       May Department Stores Co. ..................................      50,000            1,980
                       Penney (J.C.) Co., Inc. ....................................      30,000              485
                       Walgreen Co. ...............................................      60,000            2,659

                       Telecommunications -- 4.2%
                       AT&T Corp. .................................................      75,000            1,725
                       CenturyTel, Inc. ...........................................      30,000              864
                       Nokia Corp. ADR.............................................      65,000            1,430
                       Sprint Corp. ...............................................      25,000              559

                       Transportation: Rail & Road -- 0.5%
                       Burlington Northern Santa Fe Corp. .........................      17,600              528
                                                                                                        ---------
                                                                                                          17,495
                                                                                                        ---------
                       OTHER COMMON STOCK -- 0.1%..................................                           45
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $56,226)...........................                       65,891
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                                         PREFERRED STOCK -- 0.7%                         SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp. 8.35%......................................      10,000         $    256
                                                                                                        ---------
                       SERVICES -- 0.5%
                       Broadcasting & Publishing -- 0.5%
                       Adelphia Communications Corp., Series B 13.00%*.............       5,000              505
                                                                                                        ---------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          761
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                                          BONDS & NOTES -- 27.4%     (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS -- 14.3%
                       Asset-Backed Securities -- 1.0%++
                       Airplanes Pass Through Trust, Class C 8.15% 2019............     $   466              454
                       First Plus Home Loan Trust Series 1997-1, Class A6 6.95%
                         2015......................................................         338              341
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A7 7.05%
                         2009......................................................         250              266

                       Broadcasting & Publishing -- 2.3%
                       American Media Operations, Inc. 10.25% 2009.................         350              361
                       British Sky Broadcasting Group 8.20% 2009...................         500              504
                       Charter Communications Holdings LLC zero coupon 2011@.......         750              521
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,198

                       Cellular & Paging -- 2.1%
                       Clearnet Communications, Inc. zero coupon 2008@.............       1,000              573
                                                                                                    (CAD)
                       Leap Wireless International, Inc. zero coupon 2010*@........         500              130
                       Nextel Communications, Inc. zero coupon 2008@...............       1,500            1,140
                       Nextel International, Inc. zero coupon 2008@................         300              166
                       Voicestream Wireless Corp. 10.38% 2009......................         269              301

                       Finance -- 3.6%
                       Capital One Financial Corp. 7.13% 2008......................         500              469
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              482
                       Ford Motor Credit Co. 5.80% 2009............................         500              462
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(1)............         250              228
                       GS Escrow Corp. 7.13% 2005..................................         500              488
                       IBJ Preferred Capital Co. LLC 8.79% 2008#(1)................         500              409
                       Jet Equipment Trust, Class B 7.83% 2012#....................         426              432
                       Socgen Real Estate Co. LLC, Series A 7.64% 2007#(1).........         500              494
                       Tokai Preferred Capital Co. LLC 9.98% 2008#(1)..............         250              222
                       Wharf International Finance Ltd. 7.63% 2007.................         250              257

                       Forest Products & Paper -- 0.5%
                       Container Corp. of America 9.75% 2003.......................         500              509

                       Industrial -- 2.1%
                       Allied Waste NA, Inc., Series B 10.00% 2009.................         500              513
                       Conoco, Inc. 6.35% 2009.....................................         250              252
                       Equistar Chemicals LP Corp. 8.75% 2009......................         500              487
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              318
                       Gruma SA de CV 7.63% 2007...................................         250              209
                       Hyundai Semiconductor America, Inc. 8.63% 2007#.............         125               93
                       Inco Ltd. 9.60% 2022........................................         400              404

                       Merchandising -- 0.5%
                       Penney (J.C.) Co., Inc. 6.88% 2015..........................       1,000              580

                       Recreation & Other Consumer Products -- 0.9%
                       Horseshoe Gaming Holdings Corp., Series B 8.63% 2009........         500              497
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................         500              473
                       V2 Finance SA 6.50% 2012*#..................................         145               39

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Telecommunications -- 0.4%
                       NTL Communications Corp., Series B zero coupon 2009@........     $   900         $    439
                                                                                                    (EUR)

                       Transportation -- 0.9%
                       Delta Air Lines, Inc., Series 93 Class A2 10.50% 2016++.....         500              566
                       United Airlines Pass Through Trust, Series 1996, Class A2
                         7.87% 2019++..............................................         500              436
                                                                                                        ---------
                                                                                                          15,713
                                                                                                        ---------
                       UNITED STATES GOVERNMENT & AGENCIES -- 0.2%
                       Government National Mortgage Association 8.50% 2029.........         208              216
                                                                                                        ---------

                       UNITED STATES TREASURY -- 12.9%
                       3.63% Bonds 2002............................................       2,173            2,404
                       7.25% Bonds 2016............................................       2,000            2,376
                       7.50% Bonds 2016............................................       2,000            2,434
                       8.75% Bonds 2008............................................       2,500            2,748
                       6.50% Notes 2002............................................       1,000            1,023
                       6.63% Notes 2007............................................       1,000            1,094
                       7.25% Notes 2004............................................       2,000            2,153
                                                                                                        ---------
                                                                                                          14,232
                                                                                                        ---------
                       TOTAL BONDS & NOTES (cost $30,936)..........................                       30,161
                                                                                                        ---------

                                           WARRANTS -- 0.0%+*#                          WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%

                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 5/07/08...............................         175                0
                                                                                                     (GBP)
                                                                                                         --------

                       SERVICES -- 0.0%
                       Cellular & Paging -- 0.0%
                       Leap Wireless International, Inc. 4/15/10...................         500                8
                                                                                                         --------
                       TOTAL WARRANTS (cost $80)...................................                            8
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $87,998)..................                       96,821
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 11.4%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 11.4%
                       Estee Lauder Cos., Inc. 5.47% due 3/06/01...................     $ 2,600         $  2,598
                       General Electric Capital Corp. 5.50% due 3/01/01............       1,740            1,740
                       Marsh USA, Inc. 5.32% due 4/09/01...........................       2,600            2,585
                       PepsiCo, Inc. 5.45% due 3/01/01.............................       2,100            2,100
                       Target Corp. 5.51% due 3/05/01..............................       2,200            2,199
                       USAA Capital Corp. 5.45% due 3/08/01........................       1,000              999
                       Waste Management, Inc. 4.00% due 2/01/02....................         300              291
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $12,486)..................                       12,512
                                                                                                        ---------


                       TOTAL INVESTMENTS -- (cost $100,484)              99.5%                                   $109,333
                       Other assets less liabilities --                   0.5                                         501
                                                                       -------                                   ---------
                       NET ASSETS --                                    100.0%                                   $109,834
                                                                       =======                                   =========

              -----------------------------

              +   Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *   Fair valued security; See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of February 28, 2001

              ADR - American Depository Receipt

              CAD - Canadian Dollar

              EUR - Euro

              GBP - Great British Pound

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                         BONDS AND NOTES -- 87.4%                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.2%
                       Electronic Components -- 0.2%
                       Flextronics International Ltd. 8.75% 2007...................     $   125          $   127
                                                                                                         --------
                       CONSUMER GOODS -- 2.0%
                       Appliances & Household Durables -- 0.7%
                       Salton, Inc. 10.75% 2005....................................         425              422

                       Beverages & Tobacco -- 0.8%
                       Canandaigua Wine, Inc. 8.75% 2003...........................         500              501

                       Health & Personal Care -- 0.0%
                       Mariner Health Group, Inc. 9.50% 2006+*(1)..................         610                6

                       Recreation & Other Consumer Products -- 0.5%
                       V2 Finance SA 6.50% 2012*#..................................       1,101              297
                                                                                                         --------
                                                                                                           1,226
                                                                                                         --------
                       ENERGY -- 1.6%
                       Energy Sources -- 1.4%
                       Clark Oil & Refining Corp. 9.50% 2004.......................         850              714
                       Clark Refining & Marketing, Inc. 8.38% 2007.................         150              109

                       Utilities: Electric, Gas & Water -- 0.2%
                       AES Drax Holdings Ltd. 10.41% 2020#.........................         125              137
                                                                                                         --------
                                                                                                             960
                                                                                                         --------
                       FINANCE -- 2.0%
                       Banking -- 0.4%
                       Fuji JGB Investment Preferred LLC 9.87% 2008#(2)............         250              227

                       Financial Services -- 1.6%
                       DR Structured Finance Corp. 9.35% 2019*.....................         500              411
                       William Hill Finance PLC 10.63% 2008*.......................         407              605
                                                                                                    (GBP)
                                                                                                         --------
                                                                                                           1,243
                                                                                                         --------
                       MATERIALS -- 6.9%
                       Chemicals -- 0.0%
                       Key Plastics, Inc. 10.25% 2007(1)...........................       1,000                9

                       Forest Products & Paper -- 5.4%
                       Container Corp. of America 9.75% 2003.......................       1,250            1,272
                       Kappa Beheer NV 10.63% 2009*................................       1,000              987
                                                                                                  (EUR)
                       Packaging Corp. of America 9.63% 2009.......................         500              532
                       Stone Container Corp. 9.75% 2011#...........................         500              514

                       Metals & Minerals -- 1.5%
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................       1,000              888
                                                                                                         --------
                                                                                                           4,202
                                                                                                         --------
                       MULTI-INDUSTRY -- 0.4%
                       Multi-industry -- 0.4%
                       Tekni Plex, Inc., Series B 12.75% 2010......................         250              227
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                       BONDS AND NOTES (CONTINUED)                   (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.7%
                       Foreign Government -- 1.7%
                       Republic of Argentina 11.38% 2017...........................     $   250          $   223
                       United Mexican States 11.38% 2016...........................         700              822
                                                                                                         --------
                                                                                                           1,045
                                                                                                         --------
                       SERVICES -- 72.6%
                       Broadcasting & Publishing -- 23.7%
                       Adelphia Communications Corp. 10.88% 2010...................          50               53
                       American Media Operations, Inc. 10.25% 2009.................       1,500            1,549
                       Chancellor Media Corp. 8.75% 2007...........................       1,000            1,030
                       Charter Communications Holdings LLC zero coupon 2011@.......       1,750            1,216
                       Charter Communications Holdings LLC 10.00% 2009.............         500              518
                       Fox Family Worldwide, Inc. zero coupon 2007@................         250              220
                       Fox Family Worldwide, Inc. 9.25% 2007.......................         410              418
                       Fox Liberty Networks LLC zero coupon 2007@..................         575              520
                       Fox Liberty Networks LLC 8.88% 2007.........................       1,000            1,035
                       Frontiervision Operating Partners, L.P. 11.00% 2006.........         150              156
                       Gray Communications Systems, Inc. 10.63% 2006...............       1,250            1,256
                       Spectrasite Holdings, Inc. zero coupon 2008@................         750              532
                       Spectrasite Holdings, Inc. zero coupon 2009@................         500              308
                       STC Broadcasting, Inc. 11.00% 2007..........................       1,250            1,163
                       Sun Media Corp. 9.50% 2007..................................       1,475            1,497
                       Telemundo Holdings, Inc. zero coupon 2008@..................  1,000.....              680
                       Telewest Communications PLC 9.88% 2010......................       1,050            1,018
                       Telewest Communications PLC 11.25% 2008.....................         200              209
                       TransWestern Publishing Co. 9.63% 2007......................         750              746
                       Young Broadcasting, Inc. 11.75% 2004........................         250              258

                       Business & Public Services -- 3.8%
                       Columbia/HCA Healthcare Corp. 6.91% 2005....................         500              489
                       Printpack, Inc. 10.63% 2006.................................       1,500            1,515
                       Protection One Alarm Monitoring Corp. 13.63% 2005...........         400              308

                       Business Services -- 4.8%
                       Allied Waste North America, Inc. 8.88% 2008#................         375              383
                       Allied Waste North America, Inc., Series B 10.00% 2009......         975              999
                       Iron Mountain, Inc. 8.75% 2009..............................         500              500
                       Stericycle, Inc., Series B 12.38% 2009......................         500              535
                       Waste Management, Inc. 7.38% 2010...........................         500              503

                       Cellular & Paging -- 18.6%
                       Centennial Cellular Operating Co. 10.75% 2008...............         500              502
                       Clearnet Communications, Inc. zero coupon 2007@.............         750              461
                                                                                                  (CAD)
                       Clearnet Communications, Inc. zero coupon 2008@.............       3,925            2,248
                                                                                                  (CAD)
                       Crown Castle International Corp. zero coupon 2007@(3).......       1,000              850
                       Crown Castle International Corp. zero coupon 2011@(3).......         500              370
                       Dobson Communications Corp. 10.88% 2010*....................         250              265
                       Leap Wireless International, Inc. zero coupon 2010*@........         500              130
                       Leap Wireless International, Inc. 12.50% 2010*..............         750              495
                       Nextel Communications, Inc. zero coupon 2007@...............         250              206
                       Nextel Communications, Inc. zero coupon 2007@...............       2,000            1,520
                       Nextel Partners, Inc. zero coupon 2009@.....................         325              221
                       Nextel Partners, Inc. 11.00% 2010...........................         500              480
                       Omnipoint Corp. 11.50% 2009#................................         500              545
                       PTC International Finance BV zero coupon 2007@..............       1,000              825
                       TeleCorp PCS, Inc. 10.63% 2010..............................         250              255
                       Voicestream Wireless Corp. zero coupon 2009@................       1,000              760
                       Voicestream Wireless Corp. 10.38% 2009......................       1,056            1,183

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                       BONDS AND NOTES (CONTINUED)                   (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Leisure & Tourism -- 9.2%
                       AMF Bowling Worldwide, Inc., Series B zero coupon 2006@.....     $   405          $    57
                       Argosy Gaming Co. 10.75% 2009#..............................         250              268
                       Boyd Gaming Corp. 9.25% 2003................................         250              249
                       Boyd Gaming Corp. 9.50% 2007................................         500              455
                       Carmike Cinemas, Inc., Series B 9.38% 2009+(1)..............         100               28
                       Florida Panthers Holdings, Inc. 9.88% 2009..................         750              754
                       Hollywood Casino Corp. 11.25% 2007..........................         250              267
                       Horseshoe Gaming Holdings Corp., Series B 8.63% 2009........       1,000              995
                       International Game Technology 7.88% 2004....................         250              252
                       International Game Technology 8.38% 2009....................         250              255
                       Jupiters Ltd. 8.50% 2006....................................         500              500
                       Mirage Resorts, Inc. 6.75% 2008.............................         250              238
                       Six Flags, Inc. zero coupon 2008@...........................         250              195
                       Six Flags, Inc. 9.50% 2009#.................................         250              253
                       Six Flags, Inc. 9.75% 2007..................................         500              543
                       Six Flags, Inc. 9.75% 2007..................................         250              257

                       Merchandising -- 2.1%
                       Kmart Corp. 9.78% 2020......................................         250              212
                       Levi Strauss & Co. 6.80% 2003...............................         750              694
                       Levi Strauss & Co. 11.63% 2008#.............................         125              128
                       Penney (J.C.) Co., Inc. 7.38% 2004..........................         250              200

                       Telecommunications -- 10.4%
                       Allegiance Telecom, Inc. 12.88% 2008........................         500              525
                       American Tower Corp. 9.38% 2009#............................         375              379
                       CenturyTel, Inc. 8.38% 2010.................................         250              266
                       Charter Communications Holdings LLC 11.13% 2011#............         250              266
                       Citadel Broadcasting Co. 9.25% 2008.........................         250              263
                       COLT Telecom Group PLC 7.63% 2008...........................         750              322
                                                                                                  (DEM)
                       COLT Telecom Group PLC 8.88% 2007...........................       1,250              574
                                                                                                  (DEM)
                       Comcast UK Cable Partners Ltd. 11.20% 2007@.................       1,115            1,070
                       Comunicacion Celular SA 14.13% 2005*#.......................       1,000              830
                       Hyperion Telecommunications, Inc. zero coupon 2003@.........         500              472
                       NTELOS, Inc. 13.00% 2010*...................................         250              195
                       NTL Communications Corp., Series B 11.88% 2010..............         275              274
                       SBA Communications Corp. 10.25% 2009#.......................         500              502
                       Viatel, Inc. 11.25% 2008....................................       1,500              375
                                                                                                         --------
                                                                                                          44,043
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $58,322)...........................                       53,073
                                                                                                         --------

                                                           COMMON STOCK -- 0.1%+         SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Banking -- 0.1%
                       Wilshire Financial Services Group, Inc. (cost $531).........      51,465               85
                                                                                                         --------


---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 2.8%*(4)                                       SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 2.8%
                       Broadcasting & Publishing -- 1.0%
                       Cumulus Media, Inc., Series A 13.75%........................         710          $   575

                       Cellular & Paging -- 1.8%
                       Dobson Communications Corp. 12.25%..........................         891              855
                       Dobson Communications Corp. 13.00%..........................         250              248
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,572).........................                        1,678
                                                                                                         --------

                                                            WARRANTS -- 0.0%+*          WARRANTS
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08#(5)...........................       2,000                0
                                                                                                         --------
                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Comunicacion Celular SA 11/15/03#...........................       1,000                0
                       Leap Wireless International, Inc. 4/15/10#..................         275                4
                       McCaw International Ltd. 4/15/07#...........................       1,000                3
                       NTELOS, Inc. 8/15/05........................................         250                0
                       NTL, Inc. 10/14/08#.........................................         712               14
                                                                                                         --------
                       TOTAL WARRANTS (cost $72)...................................                           21
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $60,497)..................                       54,857
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                                                       SHORT-TERM SECURITIES -- 7.5% (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.5%
                       Alcoa, Inc. 5.40% due 3/09/01...............................     $   800              799
                       Estee Lauder Cos., Inc. 5.50% due 3/02/01...................         829              829
                       General Electric Capital Corp. 5.50% due 3/01/01............       1,100            1,100
                       Heinz (H.J.) Co. 5.47% due 3/14/01..........................         800              799
                       Target Corp. 5.51% due 3/05/01..............................       1,000              999
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $4,526)...................                        4,526
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $65,023)                                       97.8%                              $59,383
                       Other assets less liabilities --                        2.2                                 1,343
                                                                            -------                              --------
                       NET ASSETS --                                         100.0%                              $60,726
                                                                            =======                              ========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Bond in default

              (2) Variable rate security; rate as of February 28, 2001

              (3) Security represents an investment in an affiliated company

              (4) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash

              (5) Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants

                                                           ---------------------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                  GROSS UNREALIZED
                         CONTRACT           IN         DELIVERY     APPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       EUR  798,000    USD  746,481    04/23/01         $11
                       GBP  205,000    USD  296,984    03/12/01           1
                       GBP  102,000    USD  148,438    03/19/01           1
                       GBP   92,000    USD  135,430    03/19/01           3
                                                                        ---
                                                                         16
                                                                        ---

                                                                  GROSS UNREALIZED
                                                                    DEPRECIATION
                                                                   (IN THOUSANDS)
                       -----------------------------------------------------------
                       EUR  323,000    USD  296,992    05/21/01          (1)
                       EUR  589,000    USD  536,974    05/31/01          (5)
                                                                        ---
                                                                         (6)
                                                                        ---
                       Net Unrealized Appreciation.............         $10
                                                                        ===

              -----------------------------
              CAD - Canadian Dollar
              DEM - German Mark
              EUR - Euro
              GBP - Great British Pound
              USD - United States Dollar

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BONDS & NOTES -- 95.6%                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       ASSET-BACKED SECURITIES -- 18.0%++
                       Coast To Coast Motor Vehicle Owner Trust 7.33% 2006*........     $   250          $   258
                       Green Tree Financial Corp. 7.14% 2029.......................         500              508
                       Illinois Power Special Purpose Trust, Series 1998-1, Class
                         A7 5.65% 2010.............................................         500              493
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2028......................................................       2,333            2,379
                       NPF XII, Inc., Series 1999-2, Class A 7.05% 2003*#..........       1,125            1,132
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              762
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              768
                       Security National Mortgage Loan Trust, Series 2000-1, Class
                         A2 8.75% 2024*#...........................................         300              307
                       Structured Asset Securities Corp., Series 1998-RF1, Class 1
                         8.66% 2027#(1)............................................       1,130            1,209
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.54% 2027#(1)............................................       2,287            2,436
                       U.S. Airways 7.08% 2021.....................................         125              128
                                                                                                         --------
                                                                                                          10,380
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 30.0%++
                       Federal Home Loan Mortgage Corp. 7.00% 2015.................         236              241
                       Federal Home Loan Mortgage Corp. 8.00% TBA..................         199              205
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         173              177
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           5                6
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          42               46
                       Federal National Mortgage Association 6.00% 2013............         224              224
                       Federal National Mortgage Association 6.25% 2029............         200              203
                       Federal National Mortgage Association 6.50% 2011............       1,372            1,390
                       Federal National Mortgage Association 6.85% 2026............       1,391            1,367
                       Federal National Mortgage Association 10.00% 2025*..........         931            1,017
                       Government National Mortgage Association 6.50% 2028.........       2,954            2,953
                       Government National Mortgage Association 7.00%
                         2023 -- 2029..............................................       3,048            3,099
                       Government National Mortgage Association 7.50%
                         2022 -- 2023..............................................       1,685            1,733
                       Government National Mortgage Association 8.00%
                         2017 -- 2030..............................................       2,709            2,804
                       Government National Mortgage Association 8.50% 2016.........         129              137
                       Government National Mortgage Association 9.50% 2009.........       1,577            1,690
                                                                                                         --------
                                                                                                          17,292
                                                                                                         --------
                       MORTGAGE-RELATED SECURITIES -- 15.2%++
                       Chase Commercial Mortgage Securities Corp. 7.66% 2008.......       1,208            1,293
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              255
                       Chase Manhattan Bank First Union 7.44% 2009.................       1,250            1,342
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                         Class A3 6.87% 2007.......................................         250              260
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.83% 2025(1)....................................         471              476
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.07% 2025(1)....................................         500              521
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.34% 2010(1)...........................       1,000            1,018
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              513
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              770
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2007................................................       1,206            1,233
                       Norwest Asset Securities Corp., Series 1998-31, Class A1
                         6.25% 2014................................................         247              247
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         5.48% 2040#(1)............................................         845              790
                                                                                                         --------
                                                                                                           8,718
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 2.1%
                       Chicago Illinois Public Building Commission Special 7.13%
                         2010......................................................     $   250          $   270
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008................................................         915              913
                                                                                                         --------
                                                                                                           1,183
                                                                                                         --------
                       UNITED STATES TREASURY -- 30.3%
                       6.25% Bonds 2030............................................       1,450            1,616
                       8.88% Bonds 2017............................................       4,275            5,860
                       3.38% Notes 2007............................................         656              727
                       4.75% Notes 2004............................................         700              703
                       5.50% Notes 2009............................................       2,875            2,972
                       5.63% Notes 2006............................................         750              780
                       5.75% Notes 2010............................................       2,550            2,687
                       6.50% Notes 2006............................................       1,925            2,083
                                                                                                         --------
                                                                                                          17,428
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $53,670)..................                       55,001
                                                                                                         --------

                       SHORT-TERM SECURITIES -- 4.2%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.2%
                       General Electric Capital Corp. 5.50% due 3/01/01............       1,040            1,040
                       PepsiCo, Inc. 5.45% due 3/01/01.............................         400              400
                       USAA Capital Corp. 5.45% due 3/08/01........................         500              499
                       Verizon Global Funding Corp. 5.50% due 3/06/01..............         486              486
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $2,425)...................                        2,425
                                                                                                         --------


                       TOTAL INVESTMENTS -- (cost $56,095)                     99.8%                              $57,426
                       Other assets less liabilities --                         0.2                                   118
                                                                             -------                              --------
                       NET ASSETS --                                          100.0%                              $57,544
                                                                             =======                              ========

              -----------------------------

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              *     Fair valued security; See Note 2

              #    Resale restricted to qualified institutional buyers

              TBA- Security purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

              (1)   Variable rate security; rate as of February 28, 2001

              See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
CASH MANAGEMENT SERIES                 INVESTMENT PORTFOLIO -- FEBRUARY 28, 2001

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                     SHORT-TERM SECURITIES -- 100.6%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 70.0%
                       Alcoa, Inc. 5.40% due 3/09/01...............................      $  600          $   599
                       Alcoa, Inc. 5.40% due 3/22/01...............................         300              299
                       Bellsouth Corp. 5.44% due 3/13/01...........................       1,600            1,597
                       Coca-Cola Co. 5.38% due 3/27/01.............................         800              797
                       Colgate-Palmolive Co. 5.28% due 3/30/01.....................       1,531            1,525
                       Corporate Asset Funding Co., Inc. 5.46% due 3/23/01.........       1,500            1,495
                       du Pont (E.I.) de Nemours & Co. 5.00% due 4/10/01...........       1,800            1,790
                       Equilon Enterprises LLC 5.43% due 3/08/01...................       1,400            1,399
                       Estee Lauder Cos., Inc. 5.43% due 3/05/01...................       1,200            1,199
                       Ford Motor Credit Co. 5.54% due 3/16/01.....................       1,100            1,097
                       Gannett Co, Inc. 5.47% due 3/12/01..........................       1,400            1,398
                       General Motors Acceptance Corp. 5.60% due 3/07/01...........       1,000              999
                       Halliburton Corp. 5.45% due 3/09/01.........................       1,600            1,598
                       Hewlett Packard Co. 5.34% due 4/16/01.......................       1,600            1,589
                       Marsh USA, Inc. 5.15% due 4/10/01...........................       1,200            1,193
                       Merck & Co., Inc. 5.35% due 3/21/01.........................       1,600            1,595
                       Minnesota Mining & Manufacturing Co. 5.21% due 4/10/01......         400              398
                       Park Avenue Recreation Corp. 5.47% due 3/02/01..............         580              580
                       Park Avenue Recreation Corp. 5.49% due 3/19/01..............       1,000              997
                       Pfizer, Inc. 5.62% due 3/01/01..............................       1,400            1,400
                       Preferred Receivables Funding Corp. 5.37% due 4/02/01.......       1,200            1,194
                       President & Fellows Harvard 5.43% due 3/14/01...............       1,400            1,397
                       SBC Communications, Inc. 5.46% due 3/14/01..................       1,600            1,597
                       Sherwin Williams Co. 5.45% due 3/20/01......................       1,600            1,595
                       Target Corp. 5.33% due 4/11/01..............................         500              497
                       Target Corp. 5.50% due 3/09/01..............................         700              699
                       United Technologies Corp. 5.42% due 3/15/01.................       1,600            1,597
                       USAA Capital Corp. 5.28% due 4/06/01........................       1,600            1,592
                       Wal-Mart Stores, Inc. 5.43% due 3/08/01.....................       1,300            1,299
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $35,011).............                       35,011
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 30.6%
                       Federal Home Loan Bank Discount Notes 5.25% due 3/14/01.....       1,100            1,098
                       Federal Home Loan Bank Discount Notes 5.34% due 3/28/01.....       1,600            1,593
                       Federal Home Loan Mortgage Discount Notes 5.29% due
                         3/27/01...................................................       2,400            2,391
                       Federal Home Loan Mortgage Discount Notes 5.35% due
                         3/06/01...................................................       5,762            5,758
                       Federal National Mortgage Association Discount Notes 5.32%
                         due 3/20/01...............................................       2,700            2,693
                       Federal National Mortgage Association Discount Notes 5.48%
                         due 3/07/01...............................................       1,800            1,798
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $15,331).............                       15,331
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $50,342)..................                       50,342
                                                                                                         --------


                       TOTAL INVESTMENTS --
                         (cost $50,342)                                 100.6%                                    $50,342
                       Liabilities in excess of other assets --          (0.6)                                       (300)
                                                                       -------                                    --------
                       NET ASSETS --                                    100.0%                                    $50,042
                                                                       =======                                    ========

              -----------------------------

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FEBRUARY 28, 2001

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities at value*...........  $847,794     $161,047        $691,182       $ 96,821     $ 54,857      $55,001
   Short-term securities*....................    84,880       29,080         105,300         12,512        4,526        2,425
   Cash......................................         3           58             247             10            9            8
   Foreign cash..............................     1,056        3,305              --             --           --           --
   Receivables for --
     Sales of investments....................    13,885           --           1,822            128          139           --
     Dividends and accrued interest..........       241          544           1,503            706        1,168          393
     Fund shares sold........................        77            3             544              1          396           72
     Foreign currency contracts..............        --          223              --             --           --           --
   Prepaid expenses..........................        16            3              11              1            1            1
   Unrealized appreciation on forward foreign
     currency contracts......................        --           --              --             --           16           --
                                               --------------------------------------------------------------------------------
                                                947,952      194,263         800,609        110,179       61,112       57,900
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................    12,212          220           5,771             --          287          207
     Fund shares redeemed....................     1,037          554             753            261           25           83
     Advisory fees...........................       240           94             188             27           16           14
     Management fees.........................       160           38             126             18           10           10
     Foreign currency contracts..............        --          223              --             --           --           --
   Other accrued expenses....................       108           92              90             39           42           42
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --             --            6           --
                                               --------------------------------------------------------------------------------
                                                 13,757        1,221           6,928            345          386          356
                                               --------------------------------------------------------------------------------
   NET ASSETS:...............................  $934,195     $193,042        $793,681       $109,834     $ 60,726      $57,544
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    23,646       12,986          33,174          9,019        6,505        5,408
   Net asset value per share.................  $  39.51     $  14.87        $  23.92       $  12.18     $   9.34      $ 10.64
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $525,775     $111,613        $629,009       $ 87,222     $ 72,376      $55,200
   Accumulated undistributed net investment
     income..................................     5,784        2,698          18,822          4,103        6,078        3,512
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................   183,117       65,142          66,871          9,660      (12,098)      (2,499)
   Unrealized appreciation/depreciation on
     investments.............................   219,521       13,643          78,979          8,849       (5,640)       1,331
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        (2)         (54)             --             --           10           --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $934,195     $193,042        $793,681       $109,834     $ 60,726      $57,544
                                               ================================================================================
   ---------------
   * Cost
     Investment securities...................  $628,273     $147,408        $612,203       $ 87,998     $ 60,497      $53,670
                                               ================================================================================
     Short-term securities...................  $ 84,880     $ 29,076        $105,300       $ 12,486     $  4,526      $ 2,425
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities at value*...........   $    --
   Short-term securities*....................    50,342
   Cash......................................        37
   Foreign cash..............................        --
   Receivables for --
     Sales of investments....................        --
     Dividends and accrued interest..........        --
     Fund shares sold........................        66
     Foreign currency contracts..............        --
   Prepaid expenses..........................         1
   Unrealized appreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                 50,446
                                               ----------
   LIABILITIES:
   Payables for --
     Purchases of investments................        --
     Fund shares redeemed....................       341
     Advisory fees...........................        12
     Management fees.........................         8
     Foreign currency contracts..............        --
   Other accrued expenses....................        43
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                               ----------
                                                    404
                                               ----------
   NET ASSETS:...............................   $50,042
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     4,541
   Net asset value per share.................   $ 11.02
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $46,815
   Accumulated undistributed net investment
     income..................................     3,229
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     currency................................        (2)
   Unrealized appreciation/depreciation on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net Assets............................   $50,042
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $50,342
                                               ==========

    See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED FEBRUARY 28, 2001

    (DOLLARS IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $   8,539     $  3,230        $  9,327       $ 3,343      $ 6,244       $ 3,833
     Dividends...............................      4,080        2,153          14,174         1,470           --            --
                                               ---------------------------------------------------------------------------------
            Total income*....................     12,619        5,383          23,501         4,813        6,244         3,833
                                               ---------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................      3,550        1,481           2,430           354          203           189
     Management fees.........................      2,366          593           1,620           236          135           126
     Custodian fees..........................        453          353             296            67           68            67
     Auditing and legal fees.................         30           34              28            26           28            28
     Reports to investors....................         21            8              19             4            2             1
     Trustees' fees..........................         15            3               9             1            1             1
     Other expenses..........................         11            3              10             1            1             1
                                               ---------------------------------------------------------------------------------
            Total expenses before custody
              credits........................      6,446        2,475           4,412           689          438           413
            Custody credits earned on cash
              balances.......................         (4)          (5)             (3)           (1)          (2)           (1)
                                               ---------------------------------------------------------------------------------
   Net investment income.....................      6,177        2,913          19,092         4,125        5,808         3,421
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...    183,017       65,151          66,621         9,648       (2,552)          237
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (17)        (206)             (6)           (1)         286            --
   Change in unrealized appreciation/
     depreciation of investments.............   (349,974)    (128,630)         47,969         2,007        1,149         3,268
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         (1)         (42)             --            --          (98)           --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................   (166,975)     (63,727)        114,584        11,654       (1,215)        3,505
                                               ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $(160,798)    $(60,814)       $133,676       $15,779      $ 4,593       $ 6,926
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................   $ 3,649
     Dividends...............................        --
                                               ----------
            Total income*....................     3,649
                                               ----------
   Expenses:
     Advisory fees...........................       191
     Management fees.........................       127
     Custodian fees..........................        67
     Auditing and legal fees.................        28
     Reports to investors....................         2
     Trustees' fees..........................         1
     Other expenses..........................         1
                                               ----------
            Total expenses before custody
              credits........................       417
            Custody credits earned on cash
              balances.......................        (3)
                                               ----------
   Net investment income.....................     3,235
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments, foreign currency and other
     assets and liabilities..................        --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............   $ 3,235
                                               ==========

---------------
    * Net of foreign witholding taxes of $47; $231; $94; and $7 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2001

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    6,177     $   2,913       $  19,092      $  4,125     $  5,808     $  3,421
   Net realized gain (loss) on investments...     183,017        65,151          66,621         9,648       (2,552)         237
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (17)         (206)             (6)           (1)         286           --
   Change in unrealized appreciation/
     depreciation of investments.............    (349,974)     (128,630)         47,969         2,007        1,149        3,268
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................          (1)          (42)             --            --          (98)          --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (160,798)      (60,814)        133,676        15,779        4,593        6,926
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (2,035)         (700)        (17,765)       (4,390)      (8,260)      (4,275)
   Distributions from net realized gains on
     investments.............................    (261,932)      (25,120)       (188,945)      (14,440)          --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (263,967)      (25,820)       (206,710)      (18,830)      (8,260)      (4,275)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     120,830        20,401          37,379         5,525        9,099        9,421
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     263,967        25,820         206,710        18,830        8,260        4,275
   Cost of shares repurchased................    (277,770)      (65,519)       (165,314)      (22,944)     (20,595)     (18,550)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     107,027       (19,298)         78,775         1,411       (3,236)      (4,854)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (317,738)     (105,932)          5,741        (1,640)      (6,903)      (2,203)
   NET ASSETS:
   Beginning of period.......................   1,251,933       298,974         787,940       111,474       67,629       59,747
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  934,195     $ 193,042       $ 793,681      $109,834     $ 60,726     $ 57,544
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $    5,784     $   2,698       $  18,822      $  4,103     $  6,078     $  3,512
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       2,118         1,058     1,370......           421          959          895
     Issued in reinvestment of dividends and
       distributions.........................       5,917         1,607           9,000         1,612          942          426
     Repurchased.............................      (5,018)       (3,470)         (5,995)       (1,741)      (2,096)      (1,771)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,017          (805)          4,375           292         (195)        (450)
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,235
   Net realized gain (loss) on investments...         --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation of investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............      3,235
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......     (3,500)
   Distributions from net realized gains on
     investments.............................         --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................     (3,500)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    114,874
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      3,500
   Cost of shares repurchased................   (137,760)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (19,386)
                                               ----------
   TOTAL INCREASE (DECREASE) IN
     NET ASSETS..............................    (19,651)
   NET ASSETS:
   Beginning of period.......................     69,693
                                               ----------
   End of period.............................  $  50,042
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,229
                                               ==========
   Shares issued and repurchased:
     Sold....................................     10,231
     Issued in reinvestment of dividends and
       distributions.........................        323
     Repurchased.............................    (12,304)
                                               ----------
   Net increase (decrease)...................     (1,750)
                                               ==========

    See Notes to Financial Statements
---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 29, 2000

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $    2,038     $  1,483        $  17,776      $  4,356     $  7,732     $  4,317
   Net realized gain (loss) on investments...     261,869       25,593          188,936        14,475       (9,210)      (1,187)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........           2           72               (3)           (1)         237           --
   Change in unrealized appreciation/
     depreciation of investments.............     217,176       92,886         (174,414)      (10,342)        (202)      (2,020)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................          (1)         (12)              --            --           63           --
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............     481,084      120,022           32,295         8,488       (1,380)       1,110
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......      (3,520)      (5,485)         (20,340)       (6,450)     (12,930)      (6,130)
   Distributions from net realized gains on
     investments.............................    (242,808)     (27,757)        (233,900)      (22,292)      (2,960)          --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (246,328)     (33,242)        (254,240)      (28,742)     (15,890)      (6,130)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     132,553       37,555           48,945         5,501       16,572       14,814
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     246,328       33,242          254,240        28,742       15,890        6,130
   Cost of shares repurchased................    (269,024)     (63,124)        (207,410)      (32,315)     (38,811)     (31,458)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     109,857        7,673           95,775         1,928       (6,349)     (10,514)
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     344,613       94,453         (126,170)      (18,326)     (23,619)     (15,534)
   NET ASSETS:
   Beginning of period.......................     907,320      204,521          914,110       129,800       91,248       75,281
                                               ----------------------------------------------------------------------------------
   End of period.............................  $1,251,933     $298,974        $ 787,940      $111,474     $ 67,629     $ 59,747
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------
   ---------------
   Accumulated undistributed net investment
     income..................................  $    2,033     $    691        $  17,763      $  4,383     $  8,148     $  4,263
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------
   Shares issued and repurchased:
     Sold....................................       2,526        2,101            1,514           387        1,387        1,404
     Issued in reinvestment of dividends and
       distributions.........................       5,723        2,331            8,734         2,254        1,591          620
     Repurchased.............................      (5,107)      (3,709)          (6,393)       (2,257)      (3,355)      (2,990)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,142          723            3,855           384         (377)        (966)
                                               ----------------------------------------------------------------------------------
                                               ----------------------------------------------------------------------------------


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $   3,497
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --
   Change in unrealized appreciation/
     depreciation of investments.............         --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --
                                               ------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............      3,496
                                               ---------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......    (4,180)
   Distributions from net realized gains on
     investments.............................        (2)
                                               ------------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (4,182)
                                               ----------------------------------------------------------------------------------
----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    165,254
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................      4,182
   Cost of shares repurchased................  (181,304)
                                               ----------------------------------------------------------------------------------
----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (11,868)
                                               ----------------------------------------------------------------------------------
----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...   (12,554)
   NET ASSETS:
   Beginning of period.......................     82,247
                                               ----------------------------------------------------------------------------------
----------
   End of period.............................  $  69,693
                                               ----------------------------------------------------------------------------------
----------
                                               ----------------------------------------------------------------------------------
----------
   ---------------
   Accumulated undistributed net investment
     income..................................  $   3,493
                                               ----------------------------------------------------------------------------------
----------
                                               ----------------------------------------------------------------------------------
----------
   Shares issued and repurchased:
     Sold....................................     14,913
     Issued in reinvestment of dividends and
       distributions.........................        388
     Repurchased.............................   (16,395)
                                               ----------------------------------------------------------------------------------
----------
   Net increase (decrease)...................    (1,094)
                                               ----------------------------------------------------------------------------------
----------
                                               ----------------------------------------------------------------------------------
----------

    See Notes to Financial Statements
                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.

The HIGH-YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the series within the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the series will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the series' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Series expects that the impact of the adoption of this principle will not be material to the financial statements.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the year ended February 28, 2001, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                               ----------------------------------------
Growth Series...............................................       $ 391           $(391)        $--
International Series........................................         206            (206)         --
Growth-Income Series........................................         269            (268)          (1)
Asset Allocation Series.....................................          15             (15)         --
High-Yield Bond Series......................................        (382)            382          --
U.S. Government/AAA-Rated Securities Series.................         (76)            103          (27)
Cash Management Series......................................          (1)              1          --

                                                           ---------------------

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at February 28, 2001, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series #......................................   $308,408     $(90,178)    $218,230     $714,444       $--
    International Series #...............................     27,497      (13,923)      13,574      176,553        --
    Growth-Income Series #...............................    156,210      (77,150)      79,060      717,422        --
    Asset Allocation Series..............................     17,259       (8,410)       8,849      100,484        --
    High-Yield Bond Series*#.............................      1,447       (7,087)      (5,640)      65,023        10,652
    U.S. Government/AAA-Rated Securities Series*.........      1,503         (109)       1,394       56,032         2,408
    Cash Management Series...............................     --           --           --           50,342        --


                                                           EXPIRATION
                                                              DATE
                                                           -----------
    Growth Series #......................................      --
    International Series #...............................      --
    Growth-Income Series #...............................      --
    Asset Allocation Series..............................      --
    High-Yield Bond Series*#.............................  2008 - 2009
    U.S. Government/AAA-Rated Securities Series*.........  2005 - 2009
    Cash Management Series...............................      --

---------------
  * Post 10/31/00 Capital Loss Deferrals: High-Yield Bond Series $1,445 and U.S. Government/AAA-Rated Securities Series $77.
  # Post 10/31/00 Currency Loss Deferrals: Growth Series $4, International
    Series $65, Growth-Income Series $1 and High-Yield Bond Series $146.
  + Net capital loss carryover reported as of February 28, 2001, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of AIG. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

---------------------

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the year ended February 28, 2001, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $417,975     $115,406        $226,048       $14,478       $16,542
       Sales of portfolio securities................   488,662      145,976         288,116        30,019        22,535
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     --          --              --             --           --
       Sales of U.S. government securities..........     --          --              --             --            2,201

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      ------------------------
       Purchases of portfolio securities............    $ 2,893       --$
       Sales of portfolio securities................      6,500       --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     36,606       --
       Sales of U.S. government securities..........     35,261       --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                        FSC
                                                                     SECURITIES   SPELMAN &
                                                                       CORP.      CO., INC.
                                                                     ----------   ---------
       Growth Series...............................................      $1        --$
       Growth-Income Series........................................       8           2

  As disclosed in the investment series, certain series own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG. During the year ended February 28, 2001, the following series recorded realized gains/losses and income on security transactions of AIG and subsidiaries of AIG as follows (dollars in thousands):

                                                                                                     REALIZED
                                                                              SECURITY                 GAIN     INCOME
                                                                 -----------------------------------------------------
       High-Yield Bond Series..................................  Crown Castle International Corp.      $19       $109

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/96    $43.50       $0.18          $ 5.10         $ 5.28       $(0.28)      $ (6.22)     $42.28      14.02%
             11/30/97     42.28        0.18            8.30           8.48        (0.21)        (6.73)      43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)        (8.62)      45.33      25.21
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)

                                                    International Series
             11/30/96    $13.90       $0.22          $ 2.46         $ 2.68       $(0.46)      $ (0.31)     $15.81      20.03%
             11/30/97     15.81        0.17            1.78           1.95        (0.27)        (1.22)      16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)        (4.44)      14.09      14.56
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)

                                                    Growth-Income Series
             11/30/96    $31.64       $0.67          $ 5.87         $ 6.54       $(0.77)      $ (2.10)     $35.31      21.88%
             11/30/97     35.31        0.66            6.91           7.57        (0.75)        (5.10)      37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)        (6.80)      35.05      15.07
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10

                                                   Asset Allocation Series
             11/30/96    $15.27       $0.56          $ 2.17         $ 2.73       $(0.63)      $ (1.14)     $16.23      19.34%
             11/30/97     16.23        0.55            2.00           2.55        (0.63)        (1.65)      16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)        (2.08)      15.34       9.28
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13

                                                   High-Yield Bond Series
             11/30/96    $13.61       $1.21          $ 0.56         $ 1.77       $(1.53)      $    --      $13.85      14.05%
             11/30/97     13.85        1.19            0.44           1.63        (1.43)           --       14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)        (0.32)      12.83       3.22
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96

                                         U.S. Government/AAA-Rated Securities Series
             11/30/96    $11.98       $0.80          $(0.21)        $ 0.59       $(1.06)      $    --      $11.51       5.49%
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)           --       11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)           --       11.07       8.70
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98

                                                   Cash Management Series
             11/30/96    $11.65       $0.55          $   --         $ 0.55       $(0.82)      $    --      $11.38       4.94%
             11/30/97     11.38        0.54            0.01           0.55        (0.62)           --       11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)           --       11.02       5.04
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/96  $  813,164      0.55%          0.46%       25.51%
             11/30/97     801,230      0.54           0.44        29.01
             11/30/98     836,355      0.54           0.34        32.37
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
                                      International Series
             11/30/96  $  249,144      1.02%          1.56%       44.94%
             11/30/97     223,337      1.04           0.99        47.45
             11/30/98     193,763      1.03           1.50        60.19
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
                                      Growth-Income Series
             11/30/96  $  919,356      0.55%          2.07%       23.72%
             11/30/97     950,432      0.54           1.88        30.06
             11/30/98     915,994      0.54           1.76        32.42
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
                                    Asset Allocation Series
             11/30/96  $  153,060      0.58%          3.74%       40.97%
             11/30/97     155,446      0.59           3.49        39.14
             11/30/98     134,069      0.58           3.56        31.43
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
                                     High-Yield Bond Series
             11/30/96  $  131,337      0.58%          9.09%       36.99%
             11/30/97     118,670      0.61           8.68        64.49
             11/30/98     100,061      0.60           9.18        78.82
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
                          U.S. Government/AAA-Rated Securities Series
             11/30/96  $  108,852      0.59%          7.03%       17.12%
             11/30/97      81,609      0.63           6.93        46.17
             11/30/98      79,685      0.63           6.20       163.75
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
                                     Cash Management Series
             11/30/96  $   89,236      0.58%          4.81%          --%
             11/30/97      69,226      0.63           4.87           --
             11/30/98      63,826      0.63           4.91           --
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --

---------------

@ Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR PATHWAY FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at February 28, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York
April 16, 2001

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    SHAREHOLDER TAX INFORMATION

    (UNAUDITED)

      Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended February 28, 2001.

      During the year ended February 28, 2001 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                  NET            NET              NET        QUALIFYING % FOR THE
                                                     TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        70% DIVIDENDS
                                                   DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    RECEIVED DEDUCTION
   ------------------------------------------------------------------------------------------------------------------------------
   Growth Series.................................   $13.98       $0.11          $2.39           $11.48              5.24%
   International Series..........................     2.13        0.06           0.74             1.33                 --
   Growth-Income Series..........................     8.06        0.69           0.90             6.47              30.96
   Asset Allocation Series.......................     2.42        0.56           0.22             1.64              25.09
   High-Yield Bond Series........................     1.46        1.46             --               --                 --
   U.S. Government/AAA-Rated Securities Series...     0.83        0.83             --               --                 --
   Cash Management Series........................     0.69        0.69             --               --                 --

      The International Series makes an election under Internal Revenue Code
    Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended February 28, 2001 was $196,746. The gross foreign source income for information reporting is $2,384,768.
---------------

  * Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in certain of the Anchor Pathway Fund portfolios to a $10,000 investment in a securities index. Each index has been chosen by Capital Research and Management Company (CRMC), the fund's money manager, as an appropriate comparison.

              THESE GRAPHS COMPARE THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES AND NO CONTINGENT DEFERRED SALES CHARGE. IF THESE CHARGES HAD BEEN TAKEN INTO CONSIDERATION, THE PERFORMANCE SHOWN FOR THE PORTFOLIOS WOULD BE REDUCED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES AND ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

[GROWTH SERIES PERFORMANCE GRAPH]

                                                                       GROWTH SERIES                 S&P 500 COMPOSITE INDEX
                                                                       -------------                 -----------------------
2/91                                                                      10000.00                           10000.00
11/91                                                                     10403.00                           10472.00
11/92                                                                     12618.00                           12405.00
11/93                                                                     14921.00                           13655.00
11/94                                                                     15418.00                           13801.00
11/95                                                                     21265.00                           18901.00
11/96                                                                     24247.00                           24170.00
11/97                                                                     30014.00                           31073.00
11/98                                                                     37582.00                           38430.00
2/99                                                                      43020.00                           41030.00
2/00                                                                      68035.00                           45837.00
2/01                                                                      58170.00                           42070.00

GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/01

1-year                                                                    -14.50%
5-year                                                                     21.98%
10-year                                                                    19.25%


              ------------------------------------------------------------------

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

[INTERNATIONAL SERIES PERFORMANCE GRAPH]

                                                                    INTERNATIONAL SERIES                 MSCI EAFE INDEX
                                                                    --------------------                 ---------------
2/91                                                                      10000.00                           10000.00
11/91                                                                      9825.00                            9351.00
11/92                                                                      9856.00                            8624.00
11/93                                                                     12557.00                           10749.00
11/94                                                                     13583.00                           12377.00
11/95                                                                     15101.00                           13355.00
11/96                                                                     18126.00                           14969.00
11/97                                                                     20509.00                           14951.00
11/98                                                                     23495.00                           17459.00
2/99                                                                      26097.00                           17675.00
2/00                                                                      43152.00                           22229.00
2/01                                                                      33524.00                           18384.00

INTERNATIONAL SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/01

1-year                                                                    -22.31%
5-year                                                                     16.27%
10-year                                                                    12.86%



              ------------------------------------------------------------------
              [GROWTH-INCOME SERIES PERFORMANCE GRAPH]

                                                                    GROWTH-INCOME SERIES             S&P 500 COMPOSITE INDEX
                                                                    --------------------             -----------------------
2/91                                                                      10000.00                           10000.00
11/91                                                                     10376.00                           10472.00
11/92                                                                     12038.00                           12405.00
11/93                                                                     13524.00                           13655.00
11/94                                                                     13795.00                           13801.00
11/95                                                                     18412.00                           18901.00
11/96                                                                     22441.00                           24170.00
11/97                                                                     27966.00                           31073.00
11/98                                                                     32180.00                           38430.00
2/99                                                                      33649.00                           41030.00
2/00                                                                      34587.00                           45837.00
2/01                                                                      40848.00                           42070.00

GROWTH-INCOME SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/01

1-year                                                                     18.10%
5-year                                                                     16.03%
10-year                                                                    15.11%



              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

---------------------

[ASSET ALLOCATION SERIES PERFORMANCE GRAPH]

                                                                                                          SALOMON SMITH BARNEY
                                                                                                          INVESTMENT GRADE BOND
                                                 ASSET ALLOCATION SERIES     S&P 500 COMPOSITE INDEX              INDEX
                                                 -----------------------     -----------------------      ---------------------
2/91                                                    10000.00                    10000.00                    10000.00
11/91                                                   10697.00                    10472.00                    11054.00
11/92                                                   12174.00                    12405.00                    12060.00
11/93                                                   13483.00                    13655.00                    13387.00
11/94                                                   13370.00                    13801.00                    12980.00
11/95                                                   17516.00                    18901.00                    15291.00
11/96                                                   20904.00                    24170.00                    16206.00
11/97                                                   24636.00                    31073.00                    17433.00
11/98                                                   26922.00                    38430.00                    19086.00
2/99                                                    27308.00                    41030.00                    18949.00
2/00                                                    29103.00                    45837.00                    19153.00
2/01                                                    33505.00                    42070.00                    21727.00

              ------------------------------------------------------------------
              [HIGH-YIELD BOND SERIES PERFORMANCE GRAPH]

                                                                              SALOMON SMITH BARNEY        SALOMON SMITH BARNEY
                                                                              LONG-TERM HIGH-YIELD        INVESTMENT GRADE BOND
                                                 HIGH-YIELD BOND SERIES               INDEX                       INDEX
                                                 ----------------------       --------------------        ---------------------
2/91                                                    10000.00                    10000.00                    10000.00
11/91                                                   11609.00                    12107.00                    11054.00
11/92                                                   13240.00                    14429.00                    12060.00
11/93                                                   15417.00                    17395.00                    13387.00
11/94                                                   14692.00                    16661.00                    12980.00
11/95                                                   17479.00                    21325.00                    15291.00
11/96                                                   19934.00                    23458.00                    16206.00
11/97                                                   22478.00                    27309.00                    17433.00
11/98                                                   23201.00                    30065.00                    19086.00
2/99                                                    23309.00                    30380.00                    18949.00
2/00                                                    22930.00                    30371.00                    19153.00
2/01                                                    24755.00                    34004.00                    21727.00

              ------------------------------------------------------------------
              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

[RATED SECURITIES SERIES PERFORMANCE GRAPH]

                                                                                                       SALOMON SMITH BARNEY
                                                              U.S. GOV'T/AAA-RATED SECURITIES            TREASURY/GOV'T-
                                                                           SERIES                    SPONSORED/MORTGAGE INDEX
                                                              -------------------------------        ------------------------
2/91                                                                    $  10000                           $  10000
11/91                                                                      11004                              11024
11/92                                                                      12089                              11997
11/93                                                                      13610                              13252
11/94                                                                      13043                              12872
11/95                                                                      15123                              15078
11/96                                                                      15954                              15971
11/97                                                                      16925                              17175
11/98                                                                      18397                              18807
2/99                                                                       18331                              18686
2/00                                                                       18657                              18947
2/01                                                                    $  21078                           $  21517

U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
AVERAGE ANNUAL TOTAL RETURN AS OF 2/28/01
---------------------------------------------------

1-year                             12.98%
5-year                              6.87%
10-year                             7.74%



              ------------------------------------------------------------------

              The graph represents past performance, which is not indicative of future results.
---------------------
 A-40